UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: January 1, 2018 to March 31, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 0.1%
National Presto Industries, Inc.	893	83,719

Air Freight & Logistics - 0.1%
Forward Air Corp.	3,183	168,253

Airlines - 0.1%
Allegiant Travel Co.	468	80,753

Auto Components - 0.5%
LCI Industries	5,758	599,696

Banks - 1.9%
Bank of Hawaii Corp.	1,811	150,494
City Holding Co.	710	48,678
Columbia Banking System, Inc.	2,275	95,436
Community Bank System, Inc.	2,085	111,673
Community Trust Bancorp, Inc.	805	36,386
CVB Financial Corp.	4,087	92,530
First Financial Bancorp	2,452	71,966
First Financial Corp.	376	15,642
FNB Corp.	14,672	197,338
Glacier Bancorp, Inc.	2,932	112,530
Hope Bancorp, Inc.	4,929	89,659
NBT Bancorp, Inc.	1,712	60,742
PacWest Bancorp	6,667	330,216
Sandy Spring Bancorp, Inc.	1,087	42,132
Stock Yards Bancorp, Inc.	805	28,255
Trustmark Corp.	2,805	87,404
Umpqua Holdings Corp.	9,930	212,601
United Bankshares, Inc.	5,089	179,387
Valley National Bancorp	11,850	147,651
Washington Trust Bancorp, Inc.	805	43,269
WesBanco, Inc.	1,631	68,991
Westamerica Bancorp	1,100	63,888
		2,286,868
Biotechnology - 0.0%(a)
Esperion Therapeutics, Inc.*	634	45,857

Building Products - 1.2%
Lennox International, Inc.	4,376	894,323
Simpson Manufacturing Co., Inc.	8,582	494,238
		1,388,561
Capital Markets - 4.2%
Artisan Partners Asset Management, Inc., Class A	5,297	176,390
BGC Partners, Inc., Class A	15,315	205,987
BrightSphere Investment Group plc	6,663	105,009
Cohen & Steers, Inc.	2,651	107,790
Eaton Vance Corp.	10,944	609,252
Evercore, Inc., Class A	2,358	205,618
FactSet Research Systems, Inc.	7,215	1,438,815
Federated Investors, Inc., Class B	12,415	414,661
Greenhill & Co., Inc.	2,928	54,168
Lazard Ltd., Class A	15,671	823,668
Legg Mason, Inc.	5,009	203,616
LPL Financial Holdings, Inc.	4,183	255,456
Morningstar, Inc.	2,214	211,481
Waddell & Reed Financial, Inc., Class A	8,935	180,576
		4,992,487
Chemicals - 3.5%
A Schulman, Inc.	4,460	191,780
Cabot Corp.	9,667	538,645
Innophos Holdings, Inc.	6,204	249,463
NewMarket Corp.	1,466	588,863
Olin Corp.	33,403	1,015,117
RPM International, Inc.	21,243	1,012,654
Sensient Technologies Corp.	7,898	557,441
		4,153,963
Commercial Services & Supplies - 5.6%
Brady Corp., Class A	9,736	361,692
Covanta Holding Corp.	18,664	270,628
Healthcare Services Group, Inc.	29,909	1,300,443
Herman Miller, Inc.	13,311	425,286
HNI Corp.	9,538	344,226
KAR Auction Services, Inc.	22,898	1,241,071
Knoll, Inc.	11,377	229,702
LSC Communications, Inc.	8,206	143,195
McGrath RentCorp	4,098	220,022
MSA Safety, Inc.	3,833	319,059
Pitney Bowes, Inc.	82,902	902,803
Rollins, Inc.	11,621	593,020
Steelcase, Inc., Class A	18,498	251,573
		6,602,720
Communications Equipment - 1.4%
ADTRAN, Inc.	24,429	379,871
InterDigital, Inc.	16,954	1,247,814
		1,627,685
Containers & Packaging - 1.9%
AptarGroup, Inc.	6,310	566,827
Graphic Packaging Holding Co.	39,916	612,711
Sonoco Products Co.	22,801	1,105,848
		2,285,386
Distributors - 1.0%
Pool Corp.	7,726	1,129,696

Diversified Consumer Services - 0.1%
Capella Education Co.	1,904	166,314

Diversified Telecommunication Services - 1.2%
ATN International, Inc.	2,812	167,651
Cogent Communications Holdings, Inc.	23,669	1,027,235
Consolidated Communications Holdings, Inc.	15,228	166,899
		1,361,785
Electric Utilities - 5.4%
ALLETE, Inc.	6,360	459,510
El Paso Electric Co.	4,191	213,741
Great Plains Energy, Inc.	26,708	849,047
Hawaiian Electric Industries, Inc.	16,282	559,775
IDACORP, Inc.	5,873	518,410
MGE Energy, Inc.	4,462	250,318
OGE Energy Corp.	44,756	1,466,654
Otter Tail Corp.	5,540	240,159
PNM Resources, Inc.	7,624	291,618
Portland General Electric Co.	12,878	521,688
Westar Energy, Inc.	20,056	1,054,745
		6,425,665

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - 1.1%
Hubbell, Inc.	10,728	1,306,456

Electronic Equipment, Instruments & Components - 2.0%
AVX Corp.	12,393	205,104
FLIR Systems, Inc.	15,465	773,405
National Instruments Corp.	22,385	1,132,009
Vishay Intertechnology, Inc.	14,388	267,617
		2,378,135
Energy Equipment & Services - 0.2%
Oceaneering International, Inc.	11,838	219,477

Equity Real Estate Investment Trusts (REITs) - 18.9%
Acadia Realty Trust	5,476	134,710
Alexander's, Inc.	273	104,076
American Assets Trust, Inc.	1,927	64,381
American Campus Communities, Inc.	8,156	314,985
Apartment Investment & Management Co., Class A	6,092	248,249
Apple Hospitality REIT, Inc.	24,262	426,283
Brandywine Realty Trust	8,179	129,883
Brixmor Property Group, Inc.	29,232	445,788
Camden Property Trust	11,488	967,060
CBL & Associates Properties, Inc.	12,735	53,105
Chesapeake Lodging Trust	6,373	177,233
Colony NorthStar, Inc., Class A	55,255	310,533
Columbia Property Trust, Inc.	6,180	126,443
CoreCivic, Inc.	9,574	186,885
CoreSite Realty Corp.	2,821	282,833
Cousins Properties, Inc.	22,853	198,364
CubeSmart	14,957	421,787
DCT Industrial Trust, Inc.	4,919	277,136
DDR Corp.	11,768	86,259
DiamondRock Hospitality Co.	18,224	190,259
Douglas Emmett, Inc.	6,107	224,493
EastGroup Properties, Inc.	3,559	294,187
Education Realty Trust, Inc.	3,653	119,636
Empire State Realty Trust, Inc., Class A	4,934	82,842
EPR Properties	8,689	481,371
Equity Commonwealth*	12,229	375,063
Equity LifeStyle Properties, Inc.	7,088	622,114
First Industrial Realty Trust, Inc.	10,333	302,034
Four Corners Property Trust, Inc.	7,390	170,635
Franklin Street Properties Corp.	5,114	43,009
Gaming and Leisure Properties, Inc.	30,212	1,011,196
GEO Group, Inc. (The)	9,840	201,425
Getty Realty Corp.	3,547	89,455
Global Net Lease, Inc.	4,294	72,483
Government Properties Income Trust	8,281	113,118
Gramercy Property Trust	6,302	136,942
Healthcare Realty Trust, Inc.	10,827	300,016
Healthcare Trust of America, Inc., Class A	11,276	298,250
Hersha Hospitality Trust	5,011	89,697
Highwoods Properties, Inc.	7,569	331,674
InfraREIT, Inc.	2,101	40,822
Kilroy Realty Corp.	8,226	583,717
Kite Realty Group Trust	3,186	48,523
Lamar Advertising Co., Class A	13,633	867,877
LaSalle Hotel Properties	15,629	453,397
Lexington Realty Trust	21,405	168,457
Life Storage, Inc.	4,273	356,881
LTC Properties, Inc.	5,549	210,862
Mack-Cali Realty Corp.	6,388	106,744
Medical Properties Trust, Inc.	38,085	495,105
National Health Investors, Inc.	5,731	385,639
National Retail Properties, Inc.	15,297	600,560
Omega Healthcare Investors, Inc.	23,405	632,871
Outfront Media, Inc.	10,759	201,624
Pebblebrook Hotel Trust	4,556	156,499
Physicians Realty Trust	10,492	163,360
Piedmont Office Realty Trust, Inc., Class A	11,739	206,489
PotlatchDeltic Corp.	1,807	94,054
PS Business Parks, Inc.	2,005	226,645
QTS Realty Trust, Inc., Class A	1,894	68,601
Ramco-Gershenson Properties Trust	7,541	93,207
Rayonier, Inc.	16,479	579,731
Retail Opportunity Investments Corp.	6,019	106,356
Retail Properties of America, Inc., Class A	25,311	295,126
Rexford Industrial Realty, Inc.	2,831	81,505
RLJ Lodging Trust	20,676	401,941
Ryman Hospitality Properties, Inc.	6,399	495,603
Sabra Health Care REIT, Inc.	11,559	204,016
Saul Centers, Inc.	1,087	55,404
Select Income REIT	5,920	115,322
Senior Housing Properties Trust	19,200	300,672
Spirit Realty Capital, Inc.	24,027	186,450
STAG Industrial, Inc.	5,824	139,310
STORE Capital Corp.	12,576	312,136
Summit Hotel Properties, Inc.	13,189	179,502
Tanger Factory Outlet Centers, Inc.	15,388	338,536
Taubman Centers, Inc.	5,965	339,468
Universal Health Realty Income Trust	1,074	64,547
Urban Edge Properties	9,841	210,105
Urstadt Biddle Properties, Inc., Class A	3,276	63,227
Washington Prime Group, Inc.	8,660	57,762
Washington REIT	9,199	251,133
WP Carey, Inc.	11,027	683,564
Xenia Hotels & Resorts, Inc.	8,931	176,119
		22,305,361
Food & Staples Retailing - 0.2%
SpartanNash Co.	4,538	78,099
Weis Markets, Inc.	2,265	92,820
		170,919
Food Products - 2.0%
B&G Foods, Inc.	8,930	211,641
Flowers Foods, Inc.	47,790	1,044,689
Fresh Del Monte Produce, Inc.	4,556	206,114
J&J Snack Foods Corp.	2,466	336,757
Lancaster Colony Corp.	4,310	530,733
		2,329,934
Gas Utilities - 2.1%
National Fuel Gas Co.	10,239	526,797
Northwest Natural Gas Co.	3,636	209,615
ONE Gas, Inc.	5,145	339,673
South Jersey Industries, Inc.	9,569	269,463
Southwest Gas Holdings, Inc.*	6,323	427,624

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
UGI Corp.	16,123	716,184
		2,489,356
Health Care Equipment & Supplies - 2.3%
Meridian Bioscience, Inc.	21,385	303,667
STERIS plc	26,275	2,453,034
		2,756,701
Health Care Providers & Services - 2.3%
Encompass Health Corp.	35,443	2,026,276
Owens & Minor, Inc.	41,529	645,776
		2,672,052
Hotels, Restaurants & Leisure - 7.8%
Bloomin' Brands, Inc.	13,087	317,752
Brinker International, Inc.	17,062	615,938
Cheesecake Factory, Inc. (The)	15,001	723,348
Cracker Barrel Old Country Store, Inc.	6,546	1,042,123
Dine Brands Global, Inc.	3,373	221,201
Dunkin' Brands Group, Inc.	12,630	753,885
Extended Stay America, Inc.	29,417	581,574
International Game Technology plc	13,361	357,140
International Speedway Corp., Class A	2,903	128,022
Jack in the Box, Inc.	4,828	411,973
Papa John's International, Inc.	2,923	167,488
Six Flags Entertainment Corp.	19,387	1,207,035
Sonic Corp.	6,098	153,853
Speedway Motorsports, Inc.	2,364	42,126
Texas Roadhouse, Inc.	13,023	752,469
Vail Resorts, Inc.	7,865	1,743,671
		9,219,598
Household Durables - 1.1%
Ethan Allen Interiors, Inc.	4,740	108,783
La-Z-Boy, Inc.	6,201	185,720
MDC Holdings, Inc.	6,841	191,000
Tupperware Brands Corp.	16,760	810,849
		1,296,352
Household Products - 0.3%
WD-40 Co.	3,076	405,109

Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc., Class A	8,544	147,726

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	10,372	1,082,941
Raven Industries, Inc.	4,103	143,810
		1,226,751
Insurance - 2.3%
American Financial Group, Inc.	3,079	345,525
American National Insurance Co.	281	32,866
AmTrust Financial Services, Inc.	3,735	45,978
Argo Group International Holdings Ltd.	1,274	73,128
Aspen Insurance Holdings Ltd.	2,717	121,857
Assured Guaranty Ltd.	4,738	171,516
FBL Financial Group, Inc., Class A	470	32,594
First American Financial Corp.	9,389	550,946
Horace Mann Educators Corp.	1,657	70,837
Infinity Property & Casualty Corp.	564	66,778
Maiden Holdings Ltd.	3,923	25,499
Mercury General Corp.	1,719	78,851
ProAssurance Corp.	3,638	176,625
RLI Corp.	4,729	299,771
Safety Insurance Group, Inc.	1,375	105,669
Validus Holdings Ltd.	6,913	466,282
		2,664,722
Internet Software & Services - 0.5%
NIC, Inc.	47,056	625,845

IT Services - 2.9%
Convergys Corp.	14,328	324,099
CSG Systems International, Inc.	14,434	653,716
EVERTEC, Inc.	8,569	140,103
Jack Henry & Associates, Inc.	10,827	1,309,526
ManTech International Corp., Class A	5,010	277,905
Sabre Corp.	35,874	769,497
		3,474,846
Leisure Products - 0.1%
Sturm Ruger & Co., Inc.	2,186	114,765

Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.	9,797	1,479,739

Machinery - 4.5%
Crane Co.	6,499	602,717
Donaldson Co., Inc.	17,306	779,635
Graco, Inc.	21,416	979,140
Hillenbrand, Inc.	8,917	409,290
ITT, Inc.	9,660	473,147
Lincoln Electric Holdings, Inc.	6,676	600,506
Tennant Co.	2,113	143,050
Timken Co. (The)	10,821	493,438
Toro Co. (The)	12,974	810,226
		5,291,149
Media - 1.7%
Cinemark Holdings, Inc.	18,803	708,309
John Wiley & Sons, Inc., Class A	11,190	712,803
Meredith Corp.	7,241	389,566
National CineMedia, Inc.	10,483	54,407
Scholastic Corp.	4,009	155,709
		2,020,794
Mortgage Real Estate Investment Trusts (REITs) - 2.3%
Anworth Mortgage Asset Corp.	6,193	29,726
Apollo Commercial Real Estate Finance, Inc.	17,148	308,321
Blackstone Mortgage Trust, Inc., Class A	6,287	197,538
Capstead Mortgage Corp.	5,360	46,364
Chimera Investment Corp.	23,605	410,963
CYS Investments, Inc.	6,539	43,942
Invesco Mortgage Capital, Inc.	8,180	133,988
MFA Financial, Inc.	40,079	301,795
New Residential Investment Corp.	30,119	495,458
PennyMac Mortgage Investment Trust	4,085	73,653
Redwood Trust, Inc.	5,284	81,743
Starwood Property Trust, Inc.	14,234	298,202
Two Harbors Investment Corp.	15,286	234,946
		2,656,639
Multiline Retail - 0.3%
Big Lots, Inc.	7,026	305,842

Multi-Utilities - 1.2%
Avista Corp.	6,993	358,391

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
NorthWestern Corp.	6,670	358,846
Vectren Corp.	10,582	676,402
		1,393,639
Oil, Gas & Consumable Fuels - 0.1%
Ship Finance International Ltd.	10,756	153,811

Paper & Forest Products - 1.0%
Domtar Corp.	14,373	611,428
Neenah, Inc.	3,610	283,024
Schweitzer-Mauduit International, Inc.	6,636	259,799
		1,154,251
Professional Services - 0.6%
Exponent, Inc.	2,993	235,399
Forrester Research, Inc.	5,817	241,115
Insperity, Inc.	3,972	276,253
		752,767
Real Estate Management & Development - 0.2%
HFF, Inc., Class A	3,929	195,271
RMR Group, Inc. (The), Class A	445	31,128
		226,399
Road & Rail - 0.4%
Ryder System, Inc.	6,264	455,957

Software - 0.7%
Progress Software Corp.	21,768	836,980

Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	32,233	642,404
Buckle, Inc. (The)	8,471	187,633
Chico's FAS, Inc.	35,897	324,509
Children's Place, Inc. (The)	2,074	280,508
Dick's Sporting Goods, Inc.	16,255	569,738
DSW, Inc., Class A	16,273	365,492
Finish Line, Inc. (The), Class A	8,475	114,751
Guess?, Inc.	12,116	251,286
Williams-Sonoma, Inc.	26,753	1,411,488
		4,147,809
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	10,288	1,070,981

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	7,928	97,911
Dime Community Bancshares, Inc.	1,465	26,956
Northwest Bancshares, Inc.	4,367	72,317
Oritani Financial Corp.	2,381	36,548
Provident Financial Services, Inc.	2,735	69,989
TFS Financial Corp.	2,270	33,346
TrustCo Bank Corp.	4,728	39,952
		377,019
Tobacco - 0.8%
Universal Corp.	5,633	273,200
Vector Group Ltd.	35,315	720,073
		993,273
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	6,130	446,877
Kaman Corp.	2,916	181,142
MSC Industrial Direct Co., Inc., Class A	11,774	1,079,793
Watsco, Inc.	10,035	1,816,034
		3,523,846
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	14,208	524,701

Water Utilities - 0.9%
American States Water Co.	3,174	168,412
Aqua America, Inc.	21,627	736,616
California Water Service Group	4,287	159,691
		1,064,719
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	12,655	354,720

TOTAL COMMON STOCKS (Cost $120,952,421)		117,988,548

Total Investments - 99.8% (Cost $120,952,421)		117,988,548
Other Assets Less Liabilities - 0.2%		282,856
Net Assets - 100.0%		118,271,404

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.2%

Aerospace & Defense - 1.1%
BAE Systems plc	8,494	69,276
Cobham plc*	4,784	8,248
Meggitt plc	1,456	8,819
Safran SA	499	52,765
Singapore Technologies Engineering Ltd.	6,200	16,974
Thales SA	224	27,257
		183,339
Air Freight & Logistics - 1.0%
bpost SA	720	16,257
Deutsche Post AG (Registered)	2,747	120,001
Royal Mail plc	3,810	28,904
		165,162
Airlines - 0.2%
Air New Zealand Ltd.	201	468
Japan Airlines Co. Ltd.	600	24,158
Singapore Airlines Ltd.	1,600	13,227
		37,853
Auto Components - 2.3%
Bridgestone Corp.	2,600	113,046
Cie Generale des Etablissements Michelin SCA	539	79,480
Continental AG	161	44,413
Denso Corp.	1,300	71,142
GKN plc	5,362	34,826
Magna International, Inc.	896	50,435
Nokian Renkaat OYJ	288	13,070
		406,412
Banks - 3.3%
Bank of Montreal	904	68,239
Bank of Nova Scotia (The)	1,813	111,600
Canadian Imperial Bank of Commerce	752	66,331
Royal Bank of Canada	2,211	170,672
Toronto-Dominion Bank (The)	2,623	148,743
		565,585
Beverages - 1.0%
Diageo plc	5,156	174,456

Building Products - 0.6%
Assa Abloy AB, Class B	1,005	21,643
Cie de Saint-Gobain	868	45,753
Geberit AG (Registered)	96	42,346
		109,742
Capital Markets - 1.5%
3i Group plc	4,176	50,321
Ashmore Group plc	1,392	7,432
ASX Ltd.	626	26,918
CI Financial Corp.	1,848	39,562
IGM Financial, Inc.	488	14,259
IOOF Holdings Ltd.	874	6,825
Partners Group Holding AG	48	35,589
Perpetual Ltd.	288	10,283
Platinum Asset Management Ltd.	1,047	4,706
Singapore Exchange Ltd.	5,500	30,912
Thomson Reuters Corp.	848	32,749
		259,556
Chemicals - 3.0%
Akzo Nobel NV	425	40,111
BASF SE	1,265	128,304
Croda International plc	272	17,430
Daicel Corp.	800	8,741
DuluxGroup Ltd.	1,296	7,336
EMS-Chemie Holding AG (Registered)	16	10,075
Evonik Industries AG	578	20,359
FUCHS PETROLUB SE	96	4,882
FUCHS PETROLUB SE (Preference)	144	7,810
Givaudan SA (Registered)	29	65,898
Israel Chemicals Ltd.	939	3,958
Johnson Matthey plc	432	18,435
JSR Corp.	600	13,501
Koninklijke DSM NV	169	16,761
Kuraray Co. Ltd.	1,700	28,901
Linde AG	326	65,352
Lintec Corp.	200	5,811
Orica Ltd.	282	3,842
Sika AG	1	7,816
Solvay SA	26	3,608
Umicore SA	454	23,970
Yara International ASA	613	25,852
		528,753
Commercial Services & Supplies - 1.1%
Babcock International Group plc	464	4,353
Brambles Ltd.	4,437	33,966
Dai Nippon Printing Co. Ltd.	900	18,601
Edenred	463	16,080
G4S plc	3,264	11,360
ISS A/S*	538	19,848
Park24 Co. Ltd.	600	16,090
Secom Co. Ltd.	900	67,024
Societe BIC SA	96	9,546
		196,868
Construction & Engineering - 1.0%
ACS Actividades de Construccion y Servicios SA	464	18,061
Boskalis Westminster	231	6,761
Bouygues SA	432	21,629
COMSYS Holdings Corp.	400	10,682
Ferrovial SA	1,879	39,204
Vinci SA	874	85,884
		182,221

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
Construction Materials - 0.8%
Adelaide Brighton Ltd.	1,792	8,550
CRH plc	1,482	50,250
CSR Ltd.	2,128	8,455
Fletcher Building Ltd.	2,308	10,040
James Hardie Industries plc, CHDI	1,392	24,419
LafargeHolcim Ltd. (Registered)*	593	32,387
		134,101
Containers & Packaging - 0.3%
Amcor Ltd.	3,039	33,031
Huhtamaki OYJ	167	7,320
Orora Ltd.	3,184	8,060
		48,411
Distributors - 0.0%(a)
Inchcape plc	580	5,622

Diversified Consumer Services - 0.0%(a)
Benesse Holdings, Inc.	200	7,250

Diversified Financial Services - 0.9%
Corp. Financiera Alba SA	116	7,005
Industrivarden AB, Class A	913	22,109
Industrivarden AB, Class C	741	17,161
Investment AB Latour, Class B	320	3,626
Investor AB, Class B	2,208	97,339
Sofina SA	33	5,592
		152,832
Diversified Telecommunication Services - 5.0%
BCE, Inc.	1,052	45,238
Bezeq The Israeli Telecommunication Corp. Ltd.	8,912	11,372
BT Group plc	35,216	112,387
Deutsche Telekom AG (Registered)	6,696	109,115
Elisa OYJ	541	24,465
Inmarsat plc	590	2,997
Nippon Telegraph & Telephone Corp.	1,700	78,326
Orange SA	4,416	74,867
Proximus SADP	592	18,369
Singapore Telecommunications Ltd.	18,300	47,030
Spark New Zealand Ltd.	8,998	21,680
Swisscom AG (Registered)	70	34,620
TDC A/S*	1,120	9,262
Telefonica Deutschland Holding AG	3,204	15,037
Telefonica SA	9,998	98,713
Telenor ASA	2,966	66,869
Telia Co. AB	8,714	40,798
Telstra Corp. Ltd.	15,421	37,142
TELUS Corp.	568	19,931
		868,218
Electric Utilities - 2.6%
AusNet Services	5,120	6,578
CK Infrastructure Holdings Ltd.	1,500	12,261
CLP Holdings Ltd.	6,000	61,083
Contact Energy Ltd.	3,168	11,998
EDP - Energias de Portugal SA	4,720	17,926
Endesa SA	1,574	34,622
Enel SpA	15,613	95,432
Fortum OYJ	1,007	21,611
Hokuriku Electric Power Co.*	700	5,950
Mercury NZ Ltd.	2,432	5,649
Orsted A/S(b)	230	14,876
Power Assets Holdings Ltd.	2,500	22,282
Red Electrica Corp. SA	1,693	34,834
SSE plc	3,718	66,551
Terna Rete Elettrica Nazionale SpA	5,966	34,845
		446,498
Electrical Equipment - 1.6%
ABB Ltd. (Registered)	5,401	128,144
Legrand SA	560	43,871
Philips Lighting NV(b)	163	6,114
Schneider Electric SE	1,233	108,181
		286,310
Electronic Equipment, Instruments & Components - 0.6%
Halma plc	996	16,473
Hirose Electric Co. Ltd.	105	14,434
Kyocera Corp.	900	50,810
Venture Corp. Ltd.	1,400	30,011
		111,728
Energy Equipment & Services - 0.3%
TechnipFMC plc	1,052	30,573
Tenaris SA	844	14,480
		45,053
Equity Real Estate Investment Trusts (REITs) - 5.0%
Ascendas REIT	10,500	21,059
CapitaLand Commercial Trust	8,400	11,723
CapitaLand Mall Trust	12,600	19,986
Dexus	7,017	50,164
Fonciere Des Regions	73	8,049
Gecina SA	192	33,318
Goodman Group	7,437	48,089
GPT Group (The)	11,521	41,888
Hammerson plc	1,650	12,420
Kiwi Property Group Ltd.	6,352	6,140
Klepierre SA	861	34,679
Link REIT	13,000	110,980
Mirvac Group	23,396	38,584
RioCan REIT	2,024	37,113
Scentre Group	35,552	104,445
Shopping Centres Australasia Property Group	5,904	10,552
Stockland	14,217	43,948
Suntec REIT	8,600	12,395
Unibail-Rodamco SE	489	111,649

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
Vicinity Centres	17,440	32,239
Westfield Corp.	12,000	78,423
		867,843
Food & Staples Retailing - 2.5%
Colruyt SA	192	10,607
Distribuidora Internacional de Alimentacion SA	1,390	5,893
ICA Gruppen AB	262	9,241
Jeronimo Martins SGPS SA	732	13,328
Kesko OYJ, Class B	240	13,743
Lawson, Inc.	400	27,268
Metro, Inc.	200	6,376
Seven & i Holdings Co. Ltd.	2,300	98,704
Wesfarmers Ltd.	5,588	178,138
Woolworths Group Ltd.	3,356	67,676
		430,974
Food Products - 4.1%
Marine Harvest ASA	1,463	29,294
Nestle SA (Registered)	7,714	609,161
Orkla ASA	2,999	32,141
Saputo, Inc.	437	14,016
Tate & Lyle plc	1,056	8,068
Toyo Suisan Kaisha Ltd.	200	7,757
Want Want China Holdings Ltd.	7,000	5,610
		706,047
Gas Utilities - 0.7%
APA Group	3,969	23,990
Gas Natural SDG SA	902	21,510
Hong Kong & China Gas Co. Ltd.	14,800	30,398
Osaka Gas Co. Ltd.	1,400	27,638
Rubis SCA	138	9,954
		113,490
Health Care Equipment & Supplies - 0.9%
Cochlear Ltd.	96	13,374
Coloplast A/S, Class B	432	36,394
Fisher & Paykel Healthcare Corp. Ltd.	1,686	16,055
Koninklijke Philips NV	1,600	61,325
Smith & Nephew plc	1,441	26,905
		154,053
Health Care Providers & Services - 0.2%
Miraca Holdings, Inc.	200	7,814
Ryman Healthcare Ltd.	816	6,234
Sonic Healthcare Ltd.	1,036	18,182
		32,230
Hotels, Restaurants & Leisure - 1.2%
Carnival plc	325	20,881
Compass Group plc	2,338	47,737
Crown Resorts Ltd.	1,296	12,615
Flight Centre Travel Group Ltd.	118	5,158
InterContinental Hotels Group plc	395	23,649
SKYCITY Entertainment Group Ltd.	2,384	6,707
Sodexo SA	160	16,116
Tabcorp Holdings Ltd.	5,399	18,180
TUI AG	1,257	26,944
Whitbread plc	424	22,007
William Hill plc	2,560	11,862
		211,856
Household Durables - 0.4%
Bellway plc	221	9,452
Berkeley Group Holdings plc	248	13,182
Persimmon plc	685	24,311
Taylor Wimpey plc	11,233	29,089
		76,034
Household Products - 0.9%
Reckitt Benckiser Group plc	1,820	154,054

Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd.	3,136	6,459
Uniper SE	416	12,662
		19,121
Industrial Conglomerates - 2.3%
CK Hutchison Holdings Ltd.	6,000	71,786
Hopewell Holdings Ltd.	3,000	11,448
Jardine Matheson Holdings Ltd.	400	24,648
Keppel Corp. Ltd.	3,200	18,961
NWS Holdings Ltd.	4,000	7,258
Siemens AG (Registered)	1,977	251,700
Smiths Group plc	707	15,011
		400,812
Insurance - 1.7%
Admiral Group plc	915	23,669
Direct Line Insurance Group plc	3,269	17,485
Gjensidige Forsikring ASA	368	6,731
Great-West Lifeco, Inc.	452	11,527
Insurance Australia Group Ltd.	7,514	43,112
Intact Financial Corp.	324	24,329
Medibank Pvt Ltd.	12,964	28,838
Sampo OYJ, Class A	1,751	97,466
Sun Life Financial, Inc.	880	36,115
Tryg A/S	350	8,114
		297,386
Internet Software & Services - 0.1%
Yahoo Japan Corp.	2,500	11,613

IT Services - 0.6%
Amadeus IT Group SA	896	66,095
Computershare Ltd.	1,322	17,553
Nomura Research Institute Ltd.	300	14,217
		97,865
Leisure Products - 0.1%
Sankyo Co. Ltd.	300	10,578

Machinery - 2.1%
Alfa Laval AB	399	9,393

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
ANDRITZ AG	160	8,934
Atlas Copco AB, Class A	1,454	62,710
Atlas Copco AB, Class B	1,000	38,747
GEA Group AG	380	16,147
IMI plc	1,035	15,681
Kone OYJ, Class B	1,493	74,420
Kurita Water Industries Ltd.	400	12,694
Makita Corp.	800	39,116
MAN SE	48	5,593
OSG Corp.	200	4,592
Sandvik AB	1,664	30,290
Schindler Holding AG	48	10,326
Schindler Holding AG (Registered)	16	3,342
SKF AB, Class B	979	19,931
Spirax-Sarco Engineering plc	73	5,893
Zardoya Otis SA	976	9,819
		367,628
Marine - 0.2%
Kuehne + Nagel International AG (Registered)	208	32,647

Media - 1.6%
Axel Springer SE	64	5,352
Daiichikosho Co. Ltd.	200	10,607
Hakuhodo DY Holdings, Inc.	500	6,878
ITV plc	12,128	24,524
JCDecaux SA	160	5,561
Lagardere SCA	159	4,537
Mediaset Espana Comunicacion SA	464	4,717
Pearson plc	1,744	18,324
ProSiebenSat.1 Media SE	652	22,596
Publicis Groupe SA	460	32,009
RTL Group SA	192	15,927
SES SA, FDR	731	9,876
Shaw Communications, Inc., Class B	1,232	23,718
Singapore Press Holdings Ltd.	4,600	8,840
SKY Network Television Ltd.	2,448	4,044
Sky plc	2,183	39,734
WPP plc	2,400	38,128
		275,372
Metals & Mining - 0.5%
Maruichi Steel Tube Ltd.	600	18,364
Norsk Hydro ASA	2,557	14,965
Rio Tinto Ltd.	867	48,348
		81,677
Multiline Retail - 0.4%
Canadian Tire Corp. Ltd., Class A	82	10,774
Harvey Norman Holdings Ltd.	2,352	6,657
Marks & Spencer Group plc	4,912	18,618
Next plc	537	35,850
		71,899
Multi-Utilities - 2.0%
AGL Energy Ltd.	2,546	42,339
Canadian Utilities Ltd., Class A	356	9,496
Centrica plc	16,128	32,172
Engie SA	4,816	80,286
Innogy SE(b)	311	14,714
National Grid plc	12,406	139,608
Suez	864	12,507
Veolia Environnement SA	959	22,698
		353,820
Oil, Gas & Consumable Fuels - 5.1%
ARC Resources Ltd.	998	10,868
Caltex Australia Ltd.	802	19,317
Enagas SA	916	25,043
Enbridge, Inc.	3,580	112,516
Eni SpA	5,038	88,528
Imperial Oil Ltd.	200	5,293
Inter Pipeline Ltd.	936	16,234
Koninklijke Vopak NV	101	4,950
Neste OYJ	208	14,479
Pembina Pipeline Corp.	880	27,439
Snam SpA	9,176	42,127
Statoil ASA	1,527	35,914
TOTAL SA	6,602	374,551
TransCanada Corp.	1,071	44,261
Woodside Petroleum Ltd.	2,444	54,815
		876,335
Paper & Forest Products - 0.4%
Mondi plc	601	16,145
Svenska Cellulosa AB SCA, Class B	1,216	12,911
UPM-Kymmene OYJ*	1,158	42,867
		71,923
Personal Products - 3.1%
Kao Corp.	1,600	120,072
L'Oreal SA	581	131,011
Unilever NV, CVA	2,995	168,958
Unilever plc	1,969	109,255
		529,296
Pharmaceuticals - 14.8%
Astellas Pharma, Inc.	9,900	150,245
AstraZeneca plc	2,649	181,918
Bayer AG (Registered)	1,199	135,352
GlaxoSmithKline plc	19,754	386,290
Mitsubishi Tanabe Pharma Corp.	700	13,691
Novartis AG (Registered)	6,807	549,195
Novo Nordisk A/S, Class B	4,868	238,946
Orion OYJ, Class B	402	12,296
Recordati SpA	272	10,029
Roche Holding AG - BR	105	24,320
Roche Holding AG - Genusschein	2,400	549,123
Sanofi	3,846	309,011
		2,560,416
Professional Services - 1.5%
Adecco Group AG (Registered)	278	19,741
Bureau Veritas SA	720	18,693

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
Capita plc	1,584	3,201
DKSH Holding AG	64	5,186
Experian plc	2,016	43,481
RELX NV	2,418	50,049
RELX plc	2,592	53,268
SEEK Ltd.	608	8,674
SGS SA (Registered)	16	39,231
Wolters Kluwer NV	330	17,529
		259,053
Real Estate Management & Development - 3.2%
Alony Hetz Properties & Investments Ltd.	316	2,845
Daito Trust Construction Co. Ltd.	700	121,044
Deutsche Wohnen SE	1,128	52,577
Hang Lung Properties Ltd.	2,000	4,658
Henderson Land Development Co. Ltd.	3,800	24,742
Hongkong Land Holdings Ltd.	4,700	32,383
Kerry Properties Ltd.	1,500	6,756
LEG Immobilien AG	331	37,183
LendLease Group	1,230	16,331
Sino Land Co. Ltd.	10,000	16,182
Sun Hung Kai Properties Ltd.	4,827	76,265
Swire Pacific Ltd., Class A	500	5,042
Swire Properties Ltd.	4,200	14,717
Swiss Prime Site AG (Registered)*	128	12,358
Vonovia SE	2,071	102,517
Wharf Holdings Ltd. (The)	3,000	10,302
Wharf Real Estate Investment Co. Ltd.*	3,000	19,533
		555,435
Road & Rail - 0.9%
Aurizon Holdings Ltd.	7,537	24,455
Canadian National Railway Co.	1,382	100,934
ComfortDelGro Corp. Ltd.	10,600	16,571
Kintetsu Group Holdings Co. Ltd.	300	11,692
MTR Corp. Ltd.	2,000	10,754
		164,406
Software - 0.2%
Sage Group plc (The)	1,103	9,890
Trend Micro, Inc.	300	17,913
		27,803
Specialty Retail - 1.1%
ABC-Mart, Inc.	100	6,591
Aoyama Trading Co. Ltd.	200	7,880
Autobacs Seven Co. Ltd.	400	7,500
Dixons Carphone plc	2,016	5,276
Fielmann AG	128	10,342
Hennes & Mauritz AB, Class B	2,924	43,706
Industria de Diseno Textil SA	1,665	52,073
Kingfisher plc	7,936	32,563
Shimachu Co. Ltd.	300	9,591
USS Co. Ltd.	900	18,194
		193,716
Technology Hardware, Storage & Peripherals - 2.5%
Samsung Electronics Co. Ltd., GDR(b)	385	441,210

Textiles, Apparel & Luxury Goods - 1.5%
Burberry Group plc	896	21,317
Cie Financiere Richemont SA (Registered)	587	52,570
HUGO BOSS AG	160	13,924
Luxottica Group SpA	303	18,819
LVMH Moet Hennessy Louis Vuitton SE	406	124,930
Pandora A/S	130	13,937
Yue Yuen Industrial Holdings Ltd.	2,000	7,938
		253,435
Tobacco - 2.8%
British American Tobacco plc	4,244	245,938
Imperial Brands plc	1,656	56,357
Japan Tobacco, Inc.	5,400	155,679
Swedish Match AB	727	32,770
		490,744
Trading Companies & Distributors - 0.4%
Ferguson plc	558	41,909
Howden Joinery Group plc	1,392	8,998
Rexel SA	553	9,351
Travis Perkins plc	666	11,529
		71,787
Transportation Infrastructure - 1.1%
Abertis Infraestructuras SA	1,406	31,505
Aena SME SA(b)	95	19,120
Aeroports de Paris	48	10,449
Atlantia SpA	960	29,694
Fraport AG Frankfurt Airport Services Worldwide	32	3,152
Hutchison Port Holdings Trust	19,200	5,664
Macquarie Atlas Roads Group	1,391	6,167
SATS Ltd.	3,200	12,519
Sydney Airport	3,136	16,141
Transurban Group	6,280	55,011
		189,422
Water Utilities - 0.3%
Pennon Group plc	1,649	14,883
Severn Trent plc	664	17,176
United Utilities Group plc	1,920	19,269
		51,328
Wireless Telecommunication Services - 3.5%
KDDI Corp.	6,700	171,138
M1 Ltd.	1,600	2,123
NTT DOCOMO, Inc.	7,500	191,573
Rogers Communications, Inc., Class B	836	37,311
StarHub Ltd.	3,200	5,613
Tele2 AB, Class B	933	11,157

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

March 31, 2018 (Unaudited)

Investments	Shares	Value ($)
Vodafone Group plc	67,984	185,224
		604,139
TOTAL COMMON STOCKS (Cost $17,059,117)		17,023,417

EXCHANGE TRADED FUNDS - 1.1%

iShares MSCI South Korea ETF
(Cost $168,201)	2,464	185,909

Total Investments - 99.3% (Cost $17,227,318)		17,209,326
Other Assets Less Liabilities - 0.7%		122,146
Net Assets - 100.0%		17,331,472

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

O'Shares FTSE Russell International Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of March 31, 2018:

Australia	7.6%
Austria	0.1%
Belgium	0.5%
Canada	7.5%
China	0.0	%(a)
Denmark	2.0%
Finland	1.9%
France	11.0%
Germany	7.1%
Hong Kong	3.4%
Ireland	0.4%
Israel	0.1%
Italy	1.8%
Japan	10.6%
Luxembourg	0.2%
Netherlands	0.9%
New Zealand	0.6%
Norway	1.2%
Portugal	0.2%
Singapore	1.5%
South Africa	0.1%
South Korea	2.5%
Spain	2.7%
Sweden	2.7%
Switzerland	13.3%
United Kingdom	18.2%
United States	1.2%
Other(1)	0.7%
	100.0%

(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2018 (Unaudited)

1.	Organization

OSI ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of two operational exchange-traded funds (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). The O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act.

The O’Shares FTSE Russell Small Cap Quality Dividend ETF commenced operations on December 30, 2016. The O’Shares FTSE Russell International Quality Dividend ETF commenced operations on March 22, 2017.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a ‘‘Target Index’’). There can be no assurance that the Funds’ investment objectives will be achieved.

2.	Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946, ‘‘Financial Services— Investment Companies.’’

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the ‘‘Release’’). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The compliance date for the FORM N-CEN is on June 1, 2018. The effective date for the FORM N-PORT has been extended for the Funds until April 1, 2020. The adoption had no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities not traded on an exchange are valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between:

(1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2018 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O'Shares FTSE Russell Small Cap Quality Dividend ETF
Investments
Common Stocks*	$117,988,548	$—	$—	$117,988,548
Total Investments	$117,988,548	$—	$—	$117,988,548

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O'Shares FTSE Russell International Quality Dividend ETF
Investments
Common Stocks*	$17,023,417	$—	$—	$17,023,417
Exchange Traded Funds	185,909	—	—	185,909
Total Investments	$17,209,326	$—	$—	$17,209,326

* See Schedules of Investments for segregation by industry type.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

At March 31, 2018, there were no Level 2 or Level 3 securities held by the Funds for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 for the period ended March 31, 2018, based on levels assigned to securities as of June 30, 2017.

Real Estate Investment Trusts (‘‘REITs’’)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

3.	Principal Risks

Each Fund is subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which each Fund may invest is rapidly rising.

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend-Paying Stocks Risk. A Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, a Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Current political uncertainty surrounding the European Union (‘‘EU’’) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

Geographic Concentration Risk. Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of such Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated funds.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. Each Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk. If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. Each Target Index, and thus each Fund, seeks to achieve specific factor exposures. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures.

Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of a Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk. Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on ‘‘quality’’ equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk. To the extent a Fund uses a representative sampling approach; it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although a Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2018 (Unaudited)

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Small Capitalization Securities Risk. The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. Tracking error is the divergence of a Fund’s performance from that of its Target Index. Tracking error may occur due to, among other things, fees and expenses paid by a Fund, including the cost of buying and selling securities, that are not reflected in its Target Index. If a Fund is small, it may experience greater tracking error. If a Fund is not fully invested, holding cash balances may prevent it from tracking its Target Index. In addition, a Fund’s NAV may deviate from its Target Index if such Fund fair values a portfolio security at a price other than the price used by its Target Index for that security. To the extent a Fund uses a representative sampling strategy to track its Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
May 24, 2018

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
May 24, 2018